Emerald Medical Applications Corp. - Statement of Comprehensive Income (Loss)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Statement of Comprehensive Income (loss)
Net loss	(7,243,711)	0	(7,675,156)	0	0	0
Foreign currency translation gain (loss)	(3,297)	0	(28,847)	0	0	0
Total comprehensive gain (loss)	$ (7,247,008)	$ 0	$ (7,704,003)	$ 0	$ 0	$ 0